SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Inventory	$ 1,012,881	$ 1,161,511
Consulting and services	93,654	64,833
Other	51,517	2,068
Cost of sales	$ 1,158,052	$ 1,228,412